S-K 1602(a)(3) Forepart, Sponsor Compensation	Jul. 29, 2025 USD ($) $ / shares shares
GSR Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,500,000
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	610,500
Private Placement Units [Member] | GSR Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	610,500
Private Placement Units One [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	655,500
Private Placement Units One [Member] | GSR Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	655,500
Over-Allotment Option [Member] | GSR Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,725,000